Edd Helms Group, Inc.

17850 N.E. 5th Avenue

Miami, Florida 33162

(305) 653-2520

November ___, 2008

VIA FEDERAL EXPRESS

Manufacturing and Construction Group

United States Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Edd Helms Group, Inc.

Attn: Ms. Jennifer Hardy

Dear Ms. Hardy:

Enclosed please find a Schedule 14C Preliminary Information Statement being filed by the Edd Helms Group, Inc. pursuant to Section 14(c) of the Securities Exchange Act of 1934 in connection with the Company’s intention to effectuate a 1 for 2,000 reverse stock split.

This action was approved by the Board of Directors on November 3, 2008.

Sincerely,

EDD HELMS GROUP, INC.

___________________